Net deferred tax assets consist of the following components as of December 31, 2022: (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Deferred tax assets:		$ 9,758,323	$ 4,799,840
Valuation allowance		(8,720,151)	(4,571,449)
Net deferred tax asset
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax assets:		2,880
Valuation allowance	$ (76,862)	(2,880)
Net deferred tax asset